Additional Information about Loans, Notes and Certificates Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Loans, notes and certificates measured at fair value on recurring basis
Loans, Fair value, Beginning Balance	$ 1,829,042	$ 781,215
Loans, Purchases of loans	2,628,758	2,064,628
Loans, Issuances of notes and certificates	0	0
Loans, Principal payments	(739,506)	(511,232)
Loans, Whole loan sales	(1,094,482)	(446,224)
Loans, Recoveries from sale and collection of charged-off loans	(5,178)	(1,716)
Loans, Carrying value before fair value adjustments	2,618,634	1,886,671
Loans, Fair value adjustments, included in earnings	(84,963)	(57,629)
Loans, Fair value, Ending Balance	2,533,671	1,829,042
Notes and Certificates, Fair value, Beginning Balance	1,839,990	785,316
Notes and Certificates, Purchases of loans	0	0
Notes and Certificates, Issuances of notes and certificates	1,534,011	1,618,269
Notes and Certificates, Principal payments	(732,343)	(504,330)
Notes and Certificates, Whole loan sales	0	0
Notes and Certificates, Recoveries and sale of charged-off loans	(5,153)	(1,669)
Notes and Certificates, Carrying value before fair value adjustments	2,636,505	1,897,586
Notes and Certificates, Fair value adjustments, included in earnings	(84,865)	(57,596)
Notes and Certificates, Fair value, Ending Balance	$ 2,551,640	$ 1,839,990